Equipment Installment Plan Receivables, Gross Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 50,072	$ 36,311
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	33,161	25,869
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 16,911	$ 10,442